Financial instruments - Short and Long-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Short-term	R$ 517,874	R$ 3,481,496
Long-term	32,629	45,702
Investments	550,503	3,527,198
Change in fair value in OCI	1,623	1,912	R$ (6,971)
Bonds
Disclosure of detailed information about financial instruments [line items]
Investments	46,426	2,954,236
Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Investments	418,120	473,259
Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Investments	51,711	51,933
Equity securities
Disclosure of detailed information about financial instruments [line items]
Investments	32,629	45,702
Investment funds
Disclosure of detailed information about financial instruments [line items]
Investments	1,617	2,068
Listed securities
Disclosure of detailed information about financial instruments [line items]
Short-term	517,874	3,481,496
Long-term	32,629	45,702
Listed securities | Bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	46,426	2,954,236
Long-term	0	0
Listed securities | Structured notes linked to LFTs
Disclosure of detailed information about financial instruments [line items]
Short-term	418,120	473,259
Long-term	0	0
Listed securities | Corporate bonds
Disclosure of detailed information about financial instruments [line items]
Short-term	51,711	51,933
Long-term	0	0
Listed securities | Equity securities
Disclosure of detailed information about financial instruments [line items]
Short-term	0	0
Long-term	32,629	45,702
Listed securities | Investment funds
Disclosure of detailed information about financial instruments [line items]
Short-term	1,617	2,068
Long-term	R$ 0	R$ 0